MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

        This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 2000

Dear Policyowner:

      We are pleased to send you the 2000 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 20% of its assets in intermediate to longer-term debt instruments depending on market and economic conditions.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the Portfolio's investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) ......................    + 1.9%
      Investment Company All America Fund ..........................    + 3.9%
      Investment Company Equity Index Fund .........................    - 1.5%
      Investment Company Mid-Cap Equity Index Fund .................    + 7.0%
      Investment Company Bond Fund .................................    + 2.5%
      Investment Company Short-Term Bond Fund ......................    + 2.2%
      Investment Company Mid-Term Bond Fund ........................    + 0.6%
      Investment Company Composite Fund ............................    - 0.9%
      Investment Company Aggressive Equity Fund ....................    + 2.7%
      Scudder Bond Fund ............................................    + 2.2%
      Scudder Capital Growth Fund ..................................    + 2.3%
      Scudder International Fund ...................................    -11.9%
      American Century VP Capital Appreciation Fund ................    +16.4%
      Calvert Social Balanced Fund .................................    + 1.6%
      Fidelity VIP Equity-Income Fund ..............................    - 3.7%
      Fidelity VIP II Contrafund ...................................    - 2.3%
      Fidelity VIP II Asset Manager Fund ...........................    - 1.7%

----------
(1) The seven-day net annualized effective yield as of 8/15/00 was 4.7% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt
                                        ----------------------------------------
                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                          Page
                                                                          ----
Semi-Annual Report of Mutual of America Separate Account No. 3 ..........    1

   Statement of Assets and Liabilities ..................................    5

   Statement of Operations ..............................................    7

   Statements of Changes in Net Assets ..................................    9

   Notes to Financial Statements ........................................   12

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                                                  Investment Company
                                                            -----------  --------------  ------------  --------------   --------
                                                               Money          All          Equity          Mid-Cap
                                                               Market       America         Index       Equity Index      Bond
                                                                Fund         Fund           Fund            Fund          Fund
                                                            -----------  --------------  ------------  --------------   --------
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Money Market Fund -- $12,119
   All America Fund -- $1,141,427
   Equity Index Fund -- $538,556
   Mid-Cap Equity Index Fund -- $1,204
   Bond Fund -- $113,303)
   (Notes 1 and 2) ......................................     $12,266      $1,096,292      $524,725       $  1,169      $113,357
Due From (To) General Account ...........................       4,611         118,358       121,104        205,455       (86,475)
                                                              -------      ----------      --------       --------      --------
NET ASSETS ..............................................     $16,877      $1,214,650      $645,829       $206,624      $ 26,882
                                                              =======      ==========      ========       ========      ========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ....................     $  2.16      $    10.50      $   3.38       $   1.19      $   3.17
                                                              =======      ==========      ========       ========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) ...............................       7,819         115,721       191,122        173,492         8,490
                                                              =======      ==========      ========       ========      ========


                                                                                       Investment Company
                                                                      ----------------------------------------------------
                                                                                                               Aggressive-
                                                                      Short-Term    Mid-Term     Composite       Equity
                                                                       Bond Fund    Bond Fund      Fund           Fund
                                                                      ----------   ----------    --------      ----------
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Short-Term Bond Fund -- $7,791
   Mid-Term Bond Fund -- $9,215
   Composite Fund -- $834,151
   Aggressive Equity Fund -- $581,763
   (Notes 1 and 2) ................................................     $ 7,826       $ 9,229    $ 818,075      $555,842
Due From (To) General Account .....................................      (4,233)       (5,119)    (617,595)      (79,019)
                                                                        -------       -------    ---------      --------
NET ASSETS ........................................................     $ 3,593       $ 4,110    $ 200,480      $476,823
                                                                        =======       =======    =========      ========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..............................     $  1.32       $  1.34    $    5.58      $   2.94
                                                                        =======       =======    =========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .........................................       2,731         3,070       35,900       161,971
                                                                        =======       =======    =========      ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

                                                                                                              American
                                                                              Scudder                          Century
                                                            ----------------------------------------------  ------------
                                                                              Capital                        VP Capital
                                                               Bond           Growth        International   Appreciation
                                                               Fund            Fund             Fund            Fund
                                                            ----------------------------------------------  ------------
ASSETS:
Investments in Scudder Portfolios and American Century VP
   Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $3,650
   Scudder Capital Growth Fund -- $923,064
   Scudder International Fund -- $242,046
   American Century VP capital
   Appreciation Fund -- $133,402)
   (Notes 1 and 2) .....................................       $3,678      $  944,601         $238,900       $138,685
Due From (To) General Account ..........................        3,388          70,252           11,265         19,833
                                                               ------      ----------         --------       --------
NET ASSETS: ............................................       $7,066      $1,014,853         $250,165       $158,518
                                                               ======      ==========         ========       ========
UNIT VALUE AT JUNE 30, 2000 (NOTE 5) ...................       $13.07      $    49.52         $  22.89       $  20.33
                                                               ======      ==========         ========       ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) ..............................          541          20,493           10,930          7,798
                                                               ======      ==========         ========       ========


                                                                        Calvert                    Fidelity
                                                                       --------    -----------------------------------------
                                                                        Social          VIP         VIP II       VIP II
                                                                       Balanced     Equity-Income   Contra    Asset Manager
                                                                         Fund           Fund         Fund         Fund
                                                                       --------     -------------  --------   -------------
ASSETS:
Investments in Calvert Social Balance Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $36,006
   VIP  Equity-Income -- $127,525
   VIP II Contra Fund -- $460,440
   VIP II Asset Manager -- $42,412)
   (Notes 1 and 2) ................................................     $36,561       $121,988     $462,677      $42,355
   Due From (To) General Account ..................................      17,288         62,312       99,800       28,701
                                                                        -------       --------     --------      -------
NET ASSETS: .......................................................     $53,849       $184,300     $562,477      $71,056
                                                                        =======       ========     ========      =======
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..............................     $  3.44       $  31.19     $  31.55      $ 26.09
                                                                        =======       ========     ========      =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .........................................      15,643          5,908       17,831        2,724
                                                                        =======       ========     ========      =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
           For the Period April 3, 2000 (Commencement of Operations)
                          to June 30, 2000 (Unaudited)

                                                                                Investment Company
                                                           -------------------------------------------------------------
                                                                                                               Mid-Cap
                                                           Money Market     All America     Equity Index    Equity Index
                                                               Fund            Fund             Fund            Fund
                                                           ------------     -----------     ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ....................................         $ --         $     --        $     --            $ --
                                                                ----         --------        --------            ----
Expenses (Note 3):
   Fees and administrative expenses ...................           57              714             475              13
                                                                ----         --------        --------            ----
NET INVESTMENT INCOME (LOSS) ..........................          (57)            (714)           (475)            (13)
                                                                ----         --------        --------            ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ............            1              (67)            (16)             --
   Net unrealized appreciation
     (depreciation) of investments ....................          147          (45,135)        (13,831)            (35)
                                                                ----         --------        --------            ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .........................          148          (45,202)        (13,847)            (35)
                                                                ----         --------        --------            ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................         $ 91         $(45,916)       $(14,322)           $(48)
                                                                ====         ========        ========            ====


                                                                                      Investment Company
                                                                  ----------------------------------------------------------
                                                                                                                  Aggressive
                                                                    Bond     Short-Term    Mid-Term    Composite    Equity
                                                                    Fund      Bond Fund    Bond Fund     Fund        Fund
                                                                  --------   ----------   ----------   ---------  ----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ...........................................     $  --      $ --         $ --        $     --    $     --
                                                                   -----      ----         ----        --------    --------
Expenses (Note 3):
   Fees and administrative expenses ..........................       147         3           18             454         187
                                                                   -----      ----         ----        --------    --------
NET INVESTMENT INCOME (LOSS) .................................      (147)       (3)         (18)           (454)       (187)
                                                                   -----      ----         ----        --------    --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...................        (1)       --           --             (13)        (32)
   Net unrealized appreciation
     (depreciation) of investments ...........................        54        35           14         (16,076)    (25,921)
                                                                   -----      ----         ----        --------    --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ................................        53        35           14         (16,089)    (25,953)
                                                                   -----      ----         ----        --------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................................     $ (94)     $ 32         $ (4)       $(16,543)   $(26,140)
                                                                   =====      ====         ====        ========    ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
           For the Period April 3, 2000 (Commencement of Operations)
                          to June 30, 2000 (Unaudited)

                                                                                                              American
                                                                              Scudder                          Century
                                                          -----------------------------------------------   -------------
                                                                              Capital                        VP Capital
                                                               Bond           Growth        International   Appreciation
                                                               Fund            Fund             Fund            Fund
                                                          -----------------------------------------------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ....................................       $  --          $    --           $    --         $      --
                                                              -----          -------           -------         ---------
Expenses (Note 3):
   Fees and administrative expenses ...................          43               63                28                30
                                                              -----          -------           -------         ---------
NET INVESTMENT INCOME (LOSS) ..........................         (43)             (63)              (28)              (30)
                                                              -----          -------           -------         ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ............          --               26                 9                --
   Net unrealized appreciation
     (depreciation) of investments ....................          28           21,537            (3,146)            5,283
                                                              -----          -------           -------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .........................          28           21,563            (3,137)            5,283
                                                              -----          -------           -------         ---------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ..........................       $ (15)         $21,500           $(3,165)        $   5,253
                                                              =====          =======           =======         =========


                                                                        Calvert                  Fidelity
                                                                      ----------  -----------------------------------------
                                                                        Social        VIP         VIP II         VIP II
                                                                       Balanced   Equity-Income   Contra      Asset Manager
                                                                         Fund         Fund         Fund           Fund
                                                                      ----------  -------------  --------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ...............................................         $ --      $    --      $   --          $  --
                                                                           ----      -------      ------          -----
Expenses (Note 3):
   Fees and administrative expenses ..............................          102          577         231            222
                                                                           ----      -------      ------          -----
NET INVESTMENT INCOME (LOSS) .....................................         (102)        (577)       (231)          (222)
                                                                           ----      -------      ------          -----
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .......................           --          (19)         --             (1)
   Net unrealized appreciation
     (depreciation) of investments ...............................          555       (5,537)      2,237            (57)
                                                                           ----      -------      ------          -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ....................................          555       (5,556)      2,237            (58)
                                                                           ----      -------      ------          -----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................         $453      $(6,133)     $2,006          $(280)
                                                                           ====      =======      ======          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
           For the Period April 3, 2000 (Commencement of Operations)
                          to June 30, 2000 (Unaudited)

                                                                                      Investment Company
                                                                     -----------------------------------------------------
                                                                     Money Market Fund  All America Fund Equity Index Fund
                                                                     -----------------  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...................                      $    (57)        $      (714)       $    (475)
   Net realized gain (loss) on investments ........                             1                 (67)             (16)
   Net unrealized appreciation (depreciation)
     of investments ...............................                           147             (45,135)         (13,831)
                                                                         --------         -----------        ---------
Net Increase (Decrease) in net assets resulting
   from operations ................................                            91             (45,916)         (14,322)
                                                                         --------         -----------        ---------
From Unit Transactions:
   Contributions ..................................                         1,068              54,332           33,426
   Withdrawals ....................................                        (3,870)               (524)          (7,896)
   Net Transfers (Note 6) .........................                        19,588           1,206,758          634,621
                                                                         --------         -----------        ---------
Net Increase (Decrease) from unit transactions ....                        16,786           1,260,566          660,151
                                                                         --------         -----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS .............                        16,877           1,214,650          645,829
NET ASSETS:
Beginning of Period ...............................                            --                  --               --
                                                                         --------         -----------        ---------
End of Period .....................................                      $ 16,877         $ 1,214,650        $ 645,829
                                                                         ========         ===========        =========



                                                                                       Investment Company
                                                                     -----------------------------------------------------
                                                                          Mid-Cap
                                                                     Equity Index Fund       Bond Fund     Short-Term Fund
                                                                     -----------------       ---------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................................        $    (13)          $  (147)           $   (3)
   Net realized gain (loss) on investments .......................              --                (1)               --
   Net unrealized appreciation (depreciation)
     of investments ..............................................             (35)               54                35
                                                                          --------           -------            ------
Net Increase (Decrease) in net assets resulting
   from operations ...............................................             (48)              (94)               32
                                                                          --------           -------            ------
From Unit Transactions:
   Contributions .................................................           1,577             3,565               237
   Withdrawals ...................................................              --                --                --
   Net Transfers (Note 6) ........................................         205,095            23,411             3,324
                                                                          --------           -------            ------
Net Increase (Decrease) from unit transactions ...................         206,672            26,976             3,561
                                                                          --------           -------            ------
NET INCREASE (DECREASE) IN NET ASSETS ............................         206,624            26,882             3,593
NET ASSETS:
Beginning of Period ..............................................              --                --                --
                                                                          --------           -------            ------
End of Period ....................................................        $206,624           $26,882            $3,593
                                                                          ========           =======            ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
           For the Period April 3, 2000 (Commencement of Operations)
                          to June 30, 2000 (Unaudited)

                                                                                       Investment Company
                                                                         -----------------------------------------------
                                                                           Mid-Term                         Aggressive
                                                                           Bond Fund     Composite Fund     Equity Fund
                                                                          ----------     --------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................       $  (18)         $   (454)         $   (187)
   Net realized gain (loss) on investments ..........................           --               (13)              (32)
   Net unrealized appreciation (depreciation)
     of investments .................................................           14           (16,076)          (25,921)
                                                                            ------          --------          --------
Net Increase (Decrease) in net assets resulting
   from operations ..................................................           (4)          (16,543)          (26,140)
                                                                            ------          --------          --------
From Unit Transactions:
   Contributions ....................................................          637            38,909                --
   Withdrawals ......................................................           --              (793)          (10,707)
   Net Transfers (Note 6) ...........................................        3,477           178,907           513,670
                                                                            ------          --------          --------
Net Increase (Decrease) from unit transactions ......................        4,114           217,023           502,963
                                                                            ------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS ...............................        4,110           200,480           476,823
NET ASSETS:
Beginning of Period .................................................           --                --                --
                                                                            ------          --------          --------
End of Period .......................................................       $4,110          $200,480          $476,823
                                                                            ======          ========          ========


                                                                                              Scudder
                                                                         ---------------------------------------------------
                                                                                        Capital Growth
                                                                          Bond Fund          Fund         International Fund
                                                                         ----------     --------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................       $  (43)       $      (63)         $    (28)
   Net realized gain (loss) on investments ..........................           --                26                 9
   Net unrealized appreciation (depreciation)
   of investments ...................................................           28            21,537            (3,146)
                                                                            ------        ----------          --------
Net Increase (Decrease) in net assets resulting
   from operations ..................................................          (15)           21,500            (3,165)
                                                                            ------        ----------          --------
From Unit Transactions:
   Contributions ....................................................        1,723            31,067             8,452
   Withdrawals ......................................................           --            (1,343)           (5,779)
   Net Transfers (Note 6) ...........................................        5,358           963,629           250,657
                                                                            ------        ----------          --------
Net Increase (Decrease) from unit transactions ......................        7,081           993,353           253,330
                                                                            ------        ----------          --------
NET INCREASE (DECREASE) IN NET ASSETS ...............................        7,066         1,014,853           250,165
NET ASSETS:
Beginning of Period .................................................           --                --                --
                                                                            ------        ----------          --------
End of Period .......................................................       $7,066        $1,014,853          $250,165
                                                                            ======        ==========          ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
           For the Period April 3, 2000 (Commencement of Operations)
                          to June 30, 2000 (Unaudited)

                                                                                         American Century      Calvert
                                                                                        -----------------   -------------
                                                                                           VP Capital          Social
                                                                                        Appreciation Fund   Balanced Fund
                                                                                        -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................................        $    (30)         $  (102)
   Net realized gain (loss) on investments ..........................................              --               --
   Net unrealized appreciation (depreciation) of investments ........................           5,283              555
                                                                                             --------          -------
Net Increase (Decrease) in net assets resulting
   from operations ..................................................................           5,253              453
                                                                                             --------          -------
From Unit Transactions:
   Contributions ....................................................................           3,783            5,039
   Withdrawals ......................................................................            (157)          (4,694)
   Net Transfers (Note 6) ...........................................................         149,639           53,051
                                                                                             --------          -------
Net Increase (Decrease) from unit transactions ......................................         153,265           53,396
                                                                                             --------          -------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................         158,518           53,849
NET ASSETS:
Beginning of Period .................................................................             --                --
                                                                                             --------          -------
End of Period .......................................................................        $158,518          $53,849
                                                                                             ========          =======

                                                                                             Fidelity
                                                                        --------------------------------------------------
                                                                             VIP              VIP II            VIP II
                                                                        Equity-Income         Contra         Asset Manager
                                                                            Fund               Fund              Fund
                                                                        -------------       ----------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....................................     $   (577)          $  (231)          $  (222)
   Net realized gain (loss) on investments ..........................          (19)               --                (1)
   Net unrealized appreciation (depreciation)
     of investments .................................................       (5,537)            2,237               (57)
                                                                          --------           -------           -------
Net Increase (Decrease) in net assets resulting
     from operations ................................................       (6,133)            2,006              (280)
                                                                          --------           -------           -------
From Unit Transactions:
   Contributions ....................................................       18,751            40,833             6,729
   Withdrawals ......................................................       (4,468)           (5,549)              (34)
   Net Transfers (Note 6) ...........................................      176,150           525,187            64,641
                                                                          --------           -------           -------
Net Increase (Decrease) from unit transactions ......................      190,433           560,471            71,336
                                                                          --------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS ...............................      184,300           562,477            71,056
NET ASSETS:
Beginning of Period .................................................           --                --                --
                                                                          --------           -------           -------
End of Period .......................................................     $184,300          $562,477           $71,056
                                                                          ========          ========           =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"), in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The significant accounting policies of Separate Account No. 3 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2000 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    --------
    Investment Company Funds:
       Money Market Fund: .............................     10,040      $ 1.22
       All America Fund ...............................    309,973        3.54
       Equity Index Fund ..............................    182,859        2.87
       Mid-Cap Equity Index Fund ......................        976        1.20
       Bond Fund ......................................     84,339        1.34
       Short-Term Bond Fund ...........................      7,634        1.03
       Mid-Term Bond Fund .............................     10,482        0.88
       Composite Fund .................................    428,696        1.91
       Aggressive Equity Fund .........................    247,829        2.24
    Scudder Portfolios:
       Bond Portfolio .................................        580        6.34
       Capital Growth Portfolio--Class "A" ............     35,686       26.47
       International Portfolio--Class "A" .............     14,720       16.23

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   ---------
   American Century VP Capital Appreciation Fund ........    8,163      $16.99
   Calvert Social Balanced Portfolio ....................   16,410        2.23
   Fidelity Portfolios:
      Equity-Income--"Initial" Class ....................    5,325       22.91
      Contrafund--"Initial" Class .......................   18,441       25.09
      Asset Manager--"Initial" Class ....................    2,561       16.55

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% (.70% before May 1, 2000), from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. DIVIDENDS

      All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 2000. It is the Investment Company's practice to declare and pay dividends at the end of the year.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding for the six months ended June 30, 2000:

                                                                                        Investment Company
                                                                        -----------------------------------------------
                                                                           Money              All               Equity
                                                                          Market            America              Index
                                                                           Fund              Fund                Fund
                                                                         -------           --------             ------
                                                                           2000              2000                2000
                                                                           ----              ----                ----
Unit value, beginning of period ..................................       $ 2.11            $  10.05            $   3.41
                                                                         ======            ========            ========
Unit value, end of period ........................................       $ 2.16            $  10.50            $   3.38
                                                                         ======            ========            ========
Units outstanding, end of period .................................        7,819             115,721             191,122
                                                                         ======            ========            ========


                                                                                        Investment Company
                                                                       -------------------------------------------------
                                                                          Mid-Cap                             Short-Term
                                                                       Equity Index            Bond              Bond
                                                                           Fund                Fund              Fund
                                                                       ------------          --------         ----------
                                                                          2000                 2000              2000
                                                                          ----                 ----              ----
Unit value, beginning of period ..................................     $   1.11              $ 3.07            $ 1.28
                                                                       -=======              ======            ======
Unit value, end of period ........................................     $   1.19              $ 3.17            $ 1.32
                                                                       ========              ======            ======
Unit outstanding, end of period ..................................      173,492               8,490             2,731
                                                                       ========              ======            ======


                                                                                        Investment Company
                                                                        -------------------------------------------------
                                                                         Mid-Term                             Aggressive
                                                                           Bond              Composite          Equity
                                                                           Fund                Fund              Fund
                                                                        ----------           --------         ----------
                                                                           2000                2000              2000
                                                                           ----                ----              ----
Unit value, beginning of period ..................................       $ 1.32             $  5.61            $   2.85
                                                                         ======             =======            ========
Unit value, end of period ........................................       $ 1.34             $  5.58            $   2.94
                                                                         ======             =======            ========
Unit outstanding, end of period ..................................        3,070              35,900             161,971
                                                                         ======             =======            ========

                                                                                              Scudder
                                                                        ---------------------------------------------------
                                                                                             Capital
                                                                           Bond               Growth          International
                                                                           Fund                Fund               Fund
                                                                        ----------           --------         -------------
                                                                           2000                2000                2000
                                                                          -------             ------               ----
Unit value, beginning of period ..................................        $12.73             $ 48.17             $ 25.83
                                                                          ======             =======             =======
Unit value, end of period ........................................        $13.07             $ 49.52             $ 22.89
                                                                          ======             =======             =======
Unit outstanding, end of period ..................................           541              20,493              10,930
                                                                          ======             =======             =======


                                                                                American Century        Calvert
                                                                                ----------------        -------
                                                                                   VP Capital            Social
                                                                                  Appreciation           Balance
                                                                                      Fund                Fund
                                                                                ----------------         -------
                                                                                      2000                2000
                                                                                     ------              ------
Unit value, beginning of period .........................................            $17.40              $  3.37
                                                                                     ======              =======
Unit value, end of period ...............................................            $20.33              $  3.44
                                                                                     ======              =======
Unit outstanding, end of period .........................................             7,798               15,643
                                                                                     ======              =======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            Fidelity
                                                                       ----------------------------------------------------
                                                                       VIP Equity-           VIP II            VIP II Asset
                                                                         Income              Contra               Manager
                                                                          Fund                Fund                 Fund
                                                                       ----------            ------            ------------
                                                                          2000                2000                 2000
                                                                         -------             ------               ------
Unit value, beginning of period ....................................     $32.21             $ 32.13             $ 26.40
                                                                         ======             =======             =======
Unit value, end of period ..........................................     $31.19             $ 31.55             $ 26.09
                                                                         ======             =======             =======
Unit outstanding, end of period ....................................      5,908              17,831               2,724
                                                                         ======             =======             =======

6.  ASSUMPTION OF BUSINESS FROM AN AFFILIATED ENTITY

      In September 1999, Mutual of America Life Insurance Company ("the Company"), submitted to the New York Insurance Department a Plan of Reorganization whereby the Company would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("American Life"). In preparation for such sale the Company has assumed (via an assumption reinsurance agreement) virtually all of American Life's in force business.

      On April 3, 2000 the Company, upon obtaining approval from a substantial number of American Life's policyowners, assumed these contracts, and all of the related assets and obligations, and replaced American Life as the issuer.

      Total transfers related to these contracts amounted to $4.2 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred for each fund for the six months ended June 30, 2000 is as follows:

     Investment Company Money Market Fund .......................  $    9,342
     Investment Company All America Fund ........................   1,065,521
     Investment Company Equity Index Fund .......................     536,403
     Investment Company Mid-Cap Equity Index Fund ...............         933
     Investment Company Bond Fund ...............................      26,237
     Investment Company Short-Term Bond Fund ....................       1,191
     Investment Company Mid-Term Bond Fund ......................       2,814
     Investment Company Composite Fund ..........................     357,426
     Investment Company Aggressive Equity Fund ..................     338,824
     Scudder Bond Fund ..........................................       3,650
     Scudder Capital Growth Fund ................................     862,704
     Scudder International Fund .................................     196,485
     American Century VP Capital Appreciation Fund ..............     132,433
     Calvert Social Balanced Fund ...............................      35,528
     Fidelity VIP Equity-Income Fund ............................     126,986
     Fidelity VIP II Contra Fund ................................     459,285
     Fidelity VIP II Asset Manager Fund .........................      42,426

                                            MUTUAL OF AMERICA
                                            LIFE INSURANCE COMPANY

                                            320 PARK AVENUE
                                            NEW YORK, NY 10022-6839
                                            212-224-1600

                                            www.mutualofamerica.com